UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ];            Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CCM Advisors, LLC
Address:  190 S. LaSalle St.
          Suite 2800
          Chicago, IL 60603
13F File Number: 028-12059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Susan S. Rudzinski
Title: CCO
Phone: 312-444-6035


Signature, Place, and Date of Signing:
Susan S. Rudzinski, Chicago, Illinois, November 5, 2008

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
28-4530      SKBA Capital Management, LLC
28-03412     AMBS Investment Counsel, LLC
28-02593     Freeman Assoc Investment Mgmt LLC
28-02924     Turner Investment Partners, Inc.


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